Corporate Information - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 14, 2022	Oct. 01, 2021	May 12, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2021	Oct. 15, 2021
Discription Of Corporate Information [Line Items]
Number of shares outstanding			215,717,076
Proportion of ownership interest in subsidiary		24.99%
Bottom of range [member]
Discription Of Corporate Information [Line Items]
Percentage of shares acquired to common shares and votes			10.02%
Play Digital SA [Member]
Discription Of Corporate Information [Line Items]
Percentage of shares acquired to common shares and votes			9.9545%
Capital contribution in advance of future share subscription	$ 130,758			$ 253,557	$ 253,557
Fintech SGR [Member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in subsidiary		24.99%
Cash transferred							$ 33,488
Finova SA [Member]
Discription Of Corporate Information [Line Items]
Cash transferred		$ 50,850
Proportion of voting rights held in subsidiary		50.00%
Argenpay SAU [Member]
Discription Of Corporate Information [Line Items]
Face value per share			$ 1			$ 1
Shares acquired			96,539,571